CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended						6 Months Ended				8 Months Ended		9 Months Ended	12 Months Ended				20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2013
Expenses:
Exploration	$ 2,859		$ 5,646	$ 5,802		$ 5,568	$ 4,071		$ 11,370				$ 17,016	$ 18,575		$ 6,002		$ 6,648	$ 12,216	$ 18,018	$ 23,664	$ 25,223	$ 29,294
General and administrative	2,261		16,419	9,628		4,260	5,766		13,888				35,926	49,090		17,206		18,693	22,953	38,199	54,618	67,783	67,583
Off-take arrangement fee (Note 6)			7,751										7,751	7,751							7,751	7,751
Total expenses	6,432		29,816	21,049		9,828	14,450		30,877				60,693	75,416		23,208		25,341	35,169	56,217	86,033	100,757	115,207
Loss from operations	(6,432)		(29,816)	(21,049)		(9,828)	(14,450)		(30,877)				(60,693)	(75,416)		(23,208)		(25,341)	(35,169)	(56,217)	(86,033)	(100,757)	(115,207)
Other expense:
Derivative losses	(1,388)						1,512							(1,900)		(39,810)						(56,666)	(55,154)
Loss on debt extinguishment	(1,740)						11,374									(2,000)						(2,000)	9,374
Interest, net	(8,222)			(1,871)			(16,610)		(1,871)					(7,241)		(1,939)						(9,300)	(25,910)
Total other expenses	(11,929)			(1,871)			(4,305)		(1,871)					(9,141)		(43,749)						(67,966)	(72,271)
Income tax expense														0
Net loss	(18,361)		(34,457)	(22,920)		(9,828)	(18,755)		(32,748)		(17,209)	(17,209)	(67,205)	(84,557)		(66,957)		(84,166)	(93,994)	(116,914)	(151,371)	(168,723)	(187,478)
Net loss attributable to non-controlling interest				813		3,257			4,070				4,069	4,071		3,391		3,767	7,024	7,837	7,837	7,837	7,837
Net loss attributable to Prospect Global Resources Inc.	$ (18,361)		$ (34,457)	$ (22,107)		$ (6,571)	$ (18,755)		$ (28,678)				$ (63,136)	$ (80,486)		$ (63,566)		$ (80,399)	$ (86,970)	$ (109,077)	$ (143,534)	$ (160,886)	$ (179,641)
Earnings per share Basic and diluted
Loss per share (in dollars per share)	$ (6.77)	[1]	$ (26.80)	$ (20.21)	[1]	$ (8.32)	$ (8.91)	[1]	$ (30.41)	[1]			$ (59.70)	$ (69.68)	[1]	$ (113.51)	[1]	$ (174.42)	$ (172.32)	$ (189.83)	$ (223.89)	$ (224.70) [1]	$ (153.81) [1]
Weighted average number of shares outstanding (in shares)	2,737			1,094			2,124		943					1,155		560						716	1,169

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.